Document and Entity Information	12 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2012
Registrant Name	Nuveen Managed Accounts Portfolios Trust
Central Index Key	0001390204
Amendment Flag	false
Document Creation Date	Nov. 28, 2012
Document Effective Date	Nov. 30, 2012
Prospectus Date	Nov. 30, 2012